Federal Income Tax (Tables)	12 Months Ended
Dec. 31, 2014
Federal Income Tax Tables
Schedule of components of Federal income tax

The Company and the Bank file a consolidated Federal income tax return. The analysis of the consolidated provision for federal income tax is as follows:

	Year Ended December 31,
	2014	2013

Current provision	$—	$—
Deferred benefit	807	(57)
Change in valuation allowance	(807)	57

Total	$—	$—

Schedule of effective income tax rate reconciliation

A reconciliation of the federal income tax expense and the amount computed by applying the statutory federal income tax rate (34 percent) to income before federal income tax is as follows:

	Year Ended December 31,
	2014	2013

Tax expense at statutory rate	$765	$19
Increase (decrease) from:
Change in valuation allowance, including bargain purchase gain	(807)	57
Tax-exempt interest	(52)	(52)
Other	94	(24)

Total income tax expense	$—	$—

Schedule of deferred tax assets

The net deferred tax asset was comprised of the following temporary differences:

	December 31,
	2014	2013
Deferred tax assets:
Acquired loans	$565	$—
Other real estate owned	202	92
Non-accrual loan interest	155	49
Directors’ benefit plan	251	272
Net operating loss carryforward	4,177	3,684
Investment in subsidiary	—	784
Net deferred loan origination fees	89	101
Unrealized loss on available-for-sale securities	—	83
Other	90	246

Total deferred tax assets	5,529	5,311

Less: valuation allowance	3,090	3,223

Deferred tax liabilities:
Allowance for loan losses	306	322
Mortgage servicing rights	242	292
Partnership losses	132	124
Unrealized gain on available-for-sale securities	222	—
Depreciation	115	344
Core deposit intangible	437	—
Other	134	207

Total deferred tax liabilities	1,588	1,289

Net deferred tax asset	$851	$799